Schedule of Investments
November 30, 2025 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 79.65%

Automobiles & Components - 2.09%
BorgWarner, Inc.	8,847	380,952

Banks - 0.70%
U.S. Bancorp	2,600	127,530

Capital Goods - 5.76%
Caterpillar, Inc. (2)
United Rentals, Inc.	900	518,184
	650	529,867

		1,048,051

Chemicals - 1.80%
Qnity Electronics, Inc.	4,050	328,415

Commercial & Professional Services - 3.15%
Leidos Holdings, Inc.	3,000	573,300

Consumer Durables & Apparel - 3.50%
D.R. Horton, Inc.	2,400	381,624
Deckers Outdoor Corp. (2)	2,900	255,287

		636,911

Consumer Services - 1.02%
Chipotle Mexican Grill, Inc. (2)	5,400	186,408

Containers & Packaging - 2.25%
Ball Corp. (2)	4,100	203,073
Smurfit Westrock plc (2)	5,800	207,002

		410,075

Diversified Financials - 2.85%
Nasdaq, Inc	5,700	518,244

Financial Services - 3.25%
Fiserv, Inc. (2)	3,000	184,410
T. Rowe Price Group, Inc.	3,980	407,472

		591,882

Food, Beverage & Tobacco - 6.96%
Archer-Daniels- Midland Co.	3,456	209,917
Conagra Brands, Inc. (2)	11,500	205,275
J.M. Smucker Co.	1,834	191,066
Lamb Weston Holdings, Inc.	7,900	466,574
The Campbell's Co. (2)	6,400	195,072

		1,267,905

Healthcare Equipment & Services - 2.67%
Elevance Health, Inc.	930	314,582
Humana, Inc.	700	172,039

		486,621

Household & Personal Products - 2.28%
Kenvue, Inc.	12,000	208,200
Kimberly-Clark Corp. (2)	1,900	207,328

		415,528

Integrated Oil & Gas - 1.09%
Occidental Petroleum Corp.	4,730	198,660

Media & Entertainment - 2.76%
Charter Communications, Inc. Class A (2)	950	190,114
Omnicom Group	4,362	312,401

		502,515

Oil, Gas & Consumable Fuels - 0.00%
APA Corp.	13,612	339,892

Oil & Gas Refining & Marketing - 2.18%
Valero Energy Corp.	2,250	397,710

Pharmaceuticals, Biotechnology & Life Science - 4.40%
Bristol-Myers Squibb Co. (2)	4,300	211,560
Regeneron Pharmaceuticals, Inc.	485	378,392
Zoetis, Inc. (2)	1,650	211,497

		801,449

Retailing - 1.53%
LKQ Corp.	9,391	278,819

Semiconductors & Semiconductor Equipment - 7.36%
Micron Technology, Inc.	1,600	378,368
Monolithic Power Systems, Inc.	430	399,113
ON Semiconductor Corp. (2)	5,550	278,832
Skyworks Solutions, Inc.	4,296	283,321

		1,339,634

Software & Services - 6.12%
Akamai Technologies, Inc. (2)	3,220	288,254
EPAM Systems, Inc. (2)	2,253	421,311
Fortinet, Inc. (2)	5,000	405,650

		1,115,215

Technology Hardware & Equipment - 3.70%
Cisco Systems, Inc.	5,800	446,252
Zebra Technologies Corp. Class A (2A)	900	227,475

		673,727

Transportation - 2.50%
FedEx Corp.	1,650	454,872

Utilities - 7.85%
AES Corp.	36,600	514,596
Eversource Energy	5,900	396,362
NextEra Energy, Inc.	6,000	517,740

		1,428,698

Total Common Stock	(Cost $ 12,774,695)	14,503,012

Real Estate Investment Trusts - 2.68%

Crown Castle International Corp.	2,000	182,560
Extra Space Storage, Inc.	2,300	306,291

Total Real Estate Investment Trusts	(Cost $ 681,096)	488,851

Money Market Registered Investment Companies - 17.62%

Federated Hermes Government Obligations Fund - Institutional Class - 3.82% (3)	3,208,973	3,208,973

Total Money Market Registered Investment Companies	(Cost $ 3,208,973)	3,208,973

Total Investments - 99.95%	(Cost $ 16,664,763)	18,200,836

Other Assets Less Liabilities - 0.05%		8,150

Total Net Assets - 100.00%		18,208,986

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$18,200,836	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,200,836	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2025.